ACCOUNTS RECEIVABLE, NET - Movement of the allowance for doubtful accounts (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of movement of the allowance for doubtful accounts
Balance at the beginning of the year	¥ 169,038,710	¥ 29,593,693	¥ 4,549,366
Additions	19,840,922	139,445,017	25,044,327
Reversal	(12,244,787)
Balance at the end of the year	¥ 176,634,845	¥ 169,038,710	¥ 29,593,693